UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                 Check here if Amendment []; Amendment Number:
                 This Amendment (Check only one.): [] is a restatement.
                                                   [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pirate Capital LLC
Address:  200 Connecticut Avenue
          Norwalk, CT 06854

Form 13F File Number: 28-11099

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas R. Hudson, Jr.

Title: Managing Member

Phone: 203 854-1100

Signature, Place, and Date of Signing:



/s/ Thomas R. Hudson, Jr.        Norwalk, Connecticut           2/14/2007
      [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:         $1,209,304
                                                (thousands)

List of Other Included Managers:                None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                               PIRATE CAPITAL LLC
                              13F INFORMATION TABLE
                                December 31, 2006

      Column 1                           Column 2     Column 3        Column 4     Column 5                   Column 6     Column 7
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     PUT/
                                         TITLE OF                                   SHARES OR        ----    INVESTMENT     OTHER
   NAME OF ISSUER                         CLASS         CUSIP        VALUE (000)     PRN AMT  SH/PRN CALL    DISCRETION    MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
 1 ALLIED DEFENSE GROUP                   common      019118108         24,870     1,170,361    SH         Shared-Defined    NONE
 2 ANGELICA CORP                          common      034663104         31,351     1,215,147    SH         Shared-Defined    NONE
 3 AQUILA INC                             common      03840P102         82,880    17,634,125    SH         Shared-Defined    NONE
 4 BRINK'S CO                             common      109696104        263,244     4,118,330    SH         Shared-Defined    NONE
 5 CEC ENTERTAINMENT INC                  common      125137109         95,932     2,383,409    SH         Shared-Defined    NONE
 6 CKE RESTAURANTS, INC                   common      12561E105         92,884     5,048,034    SH         Shared-Defined    NONE
 7 CORNELL COMPANIES INC                  common      219141108         42,546     2,321,100    SH         Shared-Defined    NONE
 8 CUTTER & BUCK INC                      common      232217109         15,480     1,437,317    SH         Shared-Defined    NONE
 9 GENCORP INC                            common      368682100         70,955     5,061,000    SH         Shared-Defined    NONE
10 HILTON HOTELS CORPORATION              common      432848109         50,574     1,449,100    SH         Shared-Defined    NONE
11 HILTON HOTELS CORPORATION              common      432848109          3,490       100,000    SH   CALL  Shared-Defined    NONE
12 MUELLER WATER PRODUCTS INC             common      624758207         72,566     4,870,170    SH         Shared-Defined    NONE
13 NETRATINGS, INC.                       common      64116M108          1,471        84,000    SH         Shared-Defined    NONE
14 PEP BOYS MANNY MOE & JACK              common      713278109         97,586     6,567,017    SH         Shared-Defined    NONE
15 PEP BOYS MANNY MOE & JACK              common      713278109          3,715       250,000    SH   CALL  Shared-Defined    NONE
16 PH GLATFELTER CO                       common      377316104         43,161     2,784,584    SH         Shared-Defined    NONE
17 PW EAGLE INC                           common      69366Y108        101,516     2,942,492    SH         Shared-Defined    NONE
18 STARWOOD HOTELS & RESORTS WORLDWIDE    common      85590A401         37,225       595,600    SH         Shared-Defined    NONE
19 WALTER INDUSTRIES INC                  common      93317Q105         77,858     2,878,300    SH         Shared-Defined    NONE

                                                                   1,209,304.0


                                                      Column 8
                                          -----------------------------


                                              VOTING AUTHORITY
                                              SOLE      SHARED     NONE
                                          -----------------------------

 1 ALLIED DEFENSE GROUP                    1,170,361
 2 ANGELICA CORP                           1,215,147
 3 AQUILA INC                             17,634,125
 4 BRINK'S CO                              4,118,330
 5 CEC ENTERTAINMENT INC                   2,383,409
 6 CKE RESTAURANTS, INC                    5,048,034
 7 CORNELL COMPANIES INC                   2,321,100
 8 CUTTER & BUCK INC                       1,437,317
 9 GENCORP INC                             5,061,000
10 HILTON HOTELS CORPORATION               1,449,100
11 HILTON HOTELS CORPORATION                      NA
12 MUELLER WATER PRODUCTS INC              4,870,170
13 NETRATINGS, INC.                           84,000
14 PEP BOYS MANNY MOE & JACK               6,567,017
15 PEP BOYS MANNY MOE & JACK                      NA
16 PH GLATFELTER CO                        2,784,584
17 PW EAGLE INC                            2,942,492
18 STARWOOD HOTELS & RESORTS WORLDWIDE       595,600
19 WALTER INDUSTRIES INC                   2,878,300